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                     FIRST AMERICAN INVESTMENT FUNDS, INC.
                  PROSPECTUS SUPPLEMENT DATED OCTOBER 3, 2005

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This supplement updates the following Prospectuses dated January 31, 2005, as previously supplemented May 23, July 1, July 20, July 25 and September 8, 2005:

   First American Stock Funds Class A, Class B and Class C Shares Prospectus

     First American Stock Funds Class Y Shares Prospectus

For Class A, B, C and Y shares, this supplement, the supplements dated May 23, July 1, July 20, July 25 and September 8, 2005, and the applicable Prospectus dated January 31, 2005 together constitute a current Prospectus. To request a copy of a Prospectus, please call 800-677-FUND.

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As of October 3, 2005, shares of Technology Fund are no longer offered through this Prospectus. As of that date, Technology Fund changed its name to Small-Mid Cap Core Fund and also changed its investment strategies. Shares of Small-Mid Cap Core Fund are offered through separate Prospectuses. To request a copy of a Prospectus, please call 800-677-FUND.

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